Basis of preparation and presentation of consolidated financial statements	12 Months Ended
Dec. 31, 2024
Basis of preparation and presentation of consolidated financial statements
Basis of preparation and presentation of consolidated financial statements and significant accounting policies
2. Basis of preparation and presentation of consolidated financial statements

The consolidated financial statements (“financial statements”) have been prepared in accordance with the International Financial Reporting Standards (“IFRS Accounting Standards”) issued by the International Accounting Standards Board (“IASB”).

The financial statements were prepared and are presented:

a.	using consistent accounting policies and practices for Ultrapar and its subsidiaries in all the years presented in these financial statements.
b.	in thousands of Brazilian Reais (“R$”), which is the Company’s functional currency, unless otherwise stated.
c.	considering all relevant information of the financial statements, and only this information, which was disclosed and corresponds to that used by the Company’s and its subsidiaries’ Management.
d.	according to Management’s judgments, estimates, and assumptions in the application of accounting policies that affect the reported amounts of income, expenses, assets, and liabilities, including contingent liabilities. The uncertainty related to these judgments, assumptions and estimates could lead to results that require a significant adjustment to the carrying amount of certain assets and liabilities in future years.
e.	based the historical cost, except for the following material items recognized in the statements of financial position:

(i)	derivative and non-derivative financial instruments measured at fair value;
(ii)	share-based payments and employee benefits measured at fair value;
(iii)	deemed cost of property, plant and equipment.

Material accounting policies

Accounting policies are presented in their respective notes, except for those described below:

a. Foreign currency transactions

Foreign currency transactions carried out by the Company and its subsidiaries are remeasured into their functional currency at the exchange rate prevailing on the date of each transaction. Outstanding monetary assets and liabilities of the Company and its subsidiaries are translated using the exchange rate on the date of the financial statements. The effect of the difference between those exchange rates is recognized in financial results until the conclusion of each transaction.

b. Basis for translation of financial statements of foreign subsidiaries

b.1 Foreign subsidiaries without administrative authority

The Company has foreign subsidiaries without administrative authority. Assets and liabilities of the other foreign subsidiaries, which do not have administrative authority, are considered an extension of the activities of their parent company and are translated using the exchange rate at the date of the financial statements. Gains and losses resulting from changes in these foreign investments are directly recognized as financial result.

c. Use of estimates, assumptions and judgments

The preparation of the financial statements requires the use of estimates, assumptions, and judgments for the accounting and disclosure of certain assets, liabilities, and profit or loss. Therefore, the Company and its subsidiaries’ management use the best information available at the date of preparation of the financial statements, as well as the experience of past and current events, also considering assumptions regarding future events. The estimates and assumptions are reviewed periodically.

c.1 Judgments

Information on the judgments is included in: the determination of control in subsidiaries, the determination of joint control in joint ventures, and the determination of significant influence in associates (Note 11).

c.2 Uncertainties related to the assumptions and estimates

The information regarding uncertainties related to the assumptions and estimates are included in: determining the fair value of financial instruments including derivatives (Notes 4, 15 and 25), the determination of the loss allowance for expected credit losses (Note 5), the determination of provisions for losses of inventories (Note 6), the estimates of realization of deferred IRPJ and CSLL amounts (Note 9), realization amount of tax recoverable (Note 7), the useful lives and discount rate of right-of-use assets (Note 12), the useful lives of property, plant and equipment (Note 13), the useful lives of intangible assets and recoverable value of assets, including goodwill (Note 14), provisions for tax, civil, and labor risks (Note 18), estimates for the preparation of actuarial reports (Note 17), determination of fair value of subscription warrants – indemnification (Notes 19 and 25), and definition of fair value of the contingent consideration set for the business combination (Note 27). The actual result of the transactions and information may differ from their estimates.

d. Impairment of property, plant and equipment and intangible assets, including goodwill

The Company and its subsidiaries review the existence of indications of impairment of property, plant and equipment and intangible assets on a quarterly basis. For intangible assets with an indefinite useful life the review is done annually or more frequently when there is an indication that such assets might be impaired. If there is an indication of impairment, the Company and its subsidiaries estimate the recoverable amount of the asset. Assets that cannot be evaluated individually are grouped in the smallest group of assets that generate cash inflow from continuous use and that are largely independent of cash flows of other assets (cash generating units “CGU”). The identified CGUs for the evaluation of impairment are similar to reported segments in financial statements. The recoverable amount of assets or CGUs corresponds to the greater of their fair value net of applicable direct selling expenses and their value in use.

The fair value less costs to sell is determined by the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date, net of costs of removing the asset, and direct incremental costs to bring an asset into condition for its sale, legal costs, and taxes.

To assess the value in use, the projections of future cash flows, trends, and outlooks, as well as the effects of obsolescence, demand, competition, and other economic factors were considered. Such cash flows are discounted to their present values using the discount rate before tax that reflects market conditions for the period of impairment testing and the specific risks of the asset or CGU being evaluated. In cases where the expected discounted future cash flows are less than their carrying amount, an impairment loss is recognized for the amount by which the carrying amount exceeds the fair value of these assets in profit or loss. In case goodwill has been allocated to a CGU, the recognized losses are first allocated to reduce the corresponding goodwill. If the goodwill is not enough to absorb such losses, the surplus is allocated to the assets on a pro-rata basis. An impairment of goodwill cannot be reversed. For other assets, impairment losses are reversed only to the extent that the asset's carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if the impairment had not been recognized.

As of December 31, 2024, and 2023, the Company and its subsidiaries did not record any losses with impairment of assets. In 2022 the Company, through its subsidiary Ipiranga, sold its subsidiary Imifarma Produtos Farmacêuticos e Cosméticos S.A. (“Extrafarma”) and wrote off the provision for impairment of assets allocated to subsidiary Extrafarma. See Note 28.

e. Other assets

Other assets are stated at the lower of cost and realizable value, including, if applicable, interest earned, monetary variations, and foreign exchange variations incurred, less the provisions for losses and, if applicable, adjusted to present value.

f. Other liabilities

Other liabilities are stated at known or measurable amounts, including monetary variations, and foreign exchange variations incurred. When applicable, other liabilities are recognized at present value, based on interest rates that reflect the term, currency, and risk of each transaction.

g. Statements of cash flows

The Company and its subsidiaries present the interest paid on loans, financing, debentures, and leases payable in financing activities the financial investments, net of redemptions, are presented in investing activities; and dividends received are presented in operating activities.

h. Revenue recognition

Revenues from sales and services rendered under contracts with customers are recognized on the accrual basis when, or as, performance obligations are satisfied by transferring the control of a promised good or service to a customer in such a way that the customer obtains substantially all rewards generated, according to the obligations of each transaction, and when it is highly probable that the Company and its subsidiaries will receive the consideration in exchange for the transferred goods or services.

The Company and its subsidiaries recognize revenue under the 5-step model, in accordance with IFRS 15: (1) identification of contracts with customers; (2) identification of the performance obligations; (3) determination of the transaction price; (4) allocation of the transaction price to performance obligations under the contracts, and (5) revenue recognition when (or as) the performance obligation is satisfied and the control of the goods and services is transferred to the customer.

Revenue is measured and stated at the fair value of the consideration to which the Company and its subsidiaries expect to be entitled to, less returns, discounts, rebates, sales taxes, amortization of assets from contracts with customers, and other deductions, if applicable. The Company’s subsidiaries do not have obligations for return or refund in their contracts with customers and do not have significant financing component that directly impacts the determination of the expected consideration.

i. Recognition of tax credits

The accounting policy applied by the Company considers relevant estimates and judgments for the tax credits recognition and for estimating its recovery. The tax credits are recorded only when management has elements that guarantee (i) that the credit is a legal right; (ii) the amount could be estimated with sufficient reliability to enable it to be compensated or refunded; and (iii) the amounts are recoverable through either offsetting with other tax credits or a tax refund. In cases where the recovery of the asset is not probable, or the amount cannot be reliably measured, the amounts are not recognized, neither is a provision recorded.

For more details about the judgments, uncertainties related to the assumptions and estimates, and the management analysis of impacts on the financial statements, see Notes 2.c.2 and 7.a.

j. Discontinued operations

The transactions of Oxiteno and Extrafarma sale was concluded on April 1, 2022 and August 1, 2022, respectively. The Company accounted for the disposal of Investments in accordance with international standard IFRS 5 ‐ Non-current Assets Held for Sale and Discontinued Operations, which require recognizing any assets and liabilities as “Held‐for‐sale assets” and “Liabilities related to held‐for‐sale assets” in the balance sheet and reporting the income (loss) of the companies sold up to the sale date, as well as the gain (loss) from the sale of the investments, as “Discontinued operations” in the statement of income.